Basic and diluted net earnings per share	6 Months Ended
Jun. 30, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Basic and diluted net earnings per share
Basic and diluted net earnings per share
Basic and diluted net earnings per share have been calculated on the basis of net earnings attributable to the common shareholders of the Company and the weighted average number of common shares and RSUs outstanding. Diluted net earnings per share is computed using the weighted-average number of common shares, subscription receipts outstanding, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, PSUs, and DSUs outstanding during the period and, if dilutive, potential incremental common shares resulting from the application of the treasury stock method to outstanding share options. The convertible debentures are convertible into common shares at any time after the Final Instalment Date, but prior to maturity or redemption by the Company. The Final Instalment Date occurred on February 2, 2017, and as such, the shares issuable upon conversion of the convertible debentures are included in diluted net earnings per share beginning on that date.
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted net earnings per share for the six months ended June 30 are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Net earnings attributable to shareholders of APUC	$65,462	$35,320	$83,060	$54,616
Series A Preferred shares dividend	1,046	1,003	2,114	2,024
Series D Preferred shares dividend	968	930	1,956	1,875
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$63,448	$33,387	$78,990	$50,717
Weighted average number of shares
Basic	462,608,870	385,486,772	447,861,135	364,634,149
Effect of dilutive securities	4,173,646	3,682,452	3,996,021	3,824,012
Diluted	466,782,516	389,169,224	451,857,156	368,458,161

The shares potentially issuable for the three and six months ended June 30, 2018, as a result of 3,440,813 and 3,380,184 share options (2017 - 2,328,343 and 1,678,156) are excluded from this calculation as they are anti-dilutive.